Capital and Financial Risk Management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jul. 02, 2024	Mar. 31, 2024	Dec. 31, 2022
Capital And Financial Risk Management [Line Items]
Cash and cash equivalents	$ 191,081	$ 252,470	$ 280,641			$ 149,866
Short-term investments		24,829	86,666
Investments held at fair value	317,841	217,426	191,426
Investment in notes from associates, non-current		0	6,350
Investments in associates accounted for using equity method	3,185		0
Financial assets		326,290	$ 390,873
Financial investments, fair value of earnout shares received from SPAC exchange	$ 280,708
Vor
Capital And Financial Risk Management [Line Items]
Number of associate's common stock held at fair value (in shares)			2,671,800
Financial assets			$ 2,966
Karuna
Capital And Financial Risk Management [Line Items]
Number of associate's common stock held at fair value (in shares)	886,885				886,885
Akili
Capital And Financial Risk Management [Line Items]
Number of associate's common stock held at fair value (in shares)				12,527,476
Gelesis
Capital And Financial Risk Management [Line Items]
Investments in associates accounted for using equity method	$ 0
Gelesis | Convertible promissory note
Capital And Financial Risk Management [Line Items]
Investment in notes from associates, non-current		11,417
Sonde
Capital And Financial Risk Management [Line Items]
Investments in associates accounted for using equity method		$ 0